Business Combination (Tables)	9 Months Ended
Sep. 30, 2024
Business Combination [Abstract]
Schedule of Fair Value of Consideration Transferred to Acroname Shareholders	The following table summarizes the fair value of the consideration transferred to Acroname shareholders:
U.S. dollars in thousands
Cash payment	9,160
Fair value of earnout liability (*)	2,036
Total consideration	11,196
(*)	The Company recorded earn out liability in connection with its business combination at fair value on the acquisition date.

Schedule of Assets Acquired and Liabilities	The following table summarizes the purchase price allocation to the fair value of the assets acquired and liabilities assumed:
Allocation
of Purchase
Price
U.S. dollars in thousands

Cash and cash equivalents	1,360
Accounts Receivables	294
Inventory (1)	2,635
Other current assets	123
Property and equipment	25
Operating lease right-of-use assets	650
Core Technology (2)	4,653
Customer relationships (3)	597
Goodwill (4)	1,847
Total assets acquired	12,184
Operating leases liabilities	(650)
Other liabilities	(338)
Total liabilities assumed	(988)

Net assets acquired	11,196

(1)	The estimated fair value of the finished goods inventory was deriving from its cost value, as of the valuation date, with the addition of the gross profit of Acroname, and after deducting the direct selling expenses with relation to the inventory, and the marketing profit.
(2)	The acquired company is deemed to have an underlying technology of a value, through its continued use or re-use in many products or many generations of a singular product (a product family). The fair value of Core Technology was estimated by applying the income approach, specifically the Multi Period Excess Earnings method. Core Technology is amortized over a period of 5.6 years. The discount rate for Acroname’s technology was estimated at 25.3% reflecting the WACC.
(3)	The fair value of the Customer relationships was estimated by applying the income approach, specifically the distributor method. The Customer relationships are amortized over a period of 5.6 years. The discount rate for Acroname’s Customer relationships was estimated at 25.3% reflecting the WACC.
(4)	Goodwill is primarily related to the workforce, expected synergies such as potential cost savings in operations as a result of the business combination as well as potential future development of the mutual development projects. The goodwill is deductible for tax purposes. All of the $1,847 thousand of goodwill was assigned to Audio Video segment.

Schedule of Unaudited Pro-Forma	This pro forma presentation does not include any impact from transaction synergies or any other material, nonrecurring adjustments directly attributable to the business combination.
	Unaudited Pro-forma
	Nine months ended September 30		Three months ended September 30
	2024	2023	2024	2023

Revenues	44,038	66,615	16,038	15,471
Net loss	(28,957)	(23,966)	(10,260)	(12,611)